Leases	12 Months Ended
Sep. 30, 2013
Leases [Abstract]
Leases

4.    Leases.

At September 30, 2013, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,087
Commercial property	232,317
267,404
Less accumulated depreciation and depletion	61,495
$205,909

The minimum future straight-lined rentals due the Company on noncancelable leases as of September 30, 2013 are as follows: 2014 - $20,704,000; 2015 - $18,502,000; 2016 - $14,781,000; 2017 - $12,669,000; 2018 - $10,705,000; 2019 and subsequent years $38,808,000.